Fair Value Measurements - Change in the Fair Value of the Warrant Liabilities (Details) - USD ($)	3 Months Ended			6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Derivative warrant liabilities at beginning of period	$ 16,857,755	$ 22,415,255		$ 22,415,255
Issuance of Public and Private Warrants			$ 18,525,000
Change in fair value of derivative warrant liabilities	5,001,745	(5,557,500)	3,890,255	(555,755)
Derivative warrant liabilities at end of period	$ 21,859,500	$ 16,857,755	$ 22,415,255	$ 21,859,500